17. Subsequent events	3 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Note 17. Subsequent events

Subsequent to March 31, 2016, the Company granted 100,000 stock options with an exercise price of C$0.39. 100,000 stock options with an exercise price of C$0.21 and 15,000 stock options with an exercise price of C$0.30 were exercised.